Note 6 - Asset Retirement Obligation (Details) - Summary of Company's Asset Retirement Obligation Transactions (USD $)	0 Months Ended	3 Months Ended				12 Months Ended
	Sep. 30, 2012	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012
Summary of Company's Asset Retirement Obligation Transactions [Abstract]
Asset retirement obligation at beginning of period		$ (1,119,248)		$ (922,386)		$ (922,386)
Liabilities incurred on new wells		(36,441)				(121,347)		(133,479)
Liabilities relieved on retirement of wells		54,133				(25,930)
Accretion expense	(225,202)	(29,217)		(23,747)		(101,445)		(43,085)
Asset retirement obligation at end of period		(1,130,774)		(946,133)		(1,119,248)		(922,386)
Less: current portion (1)		(100,100)	[1]	(100,100)	[1]			(100,100)
Non-current portion of asset retirement obligation (2)		$ (1,030,674)	[2]	$ (846,033)	[2]	$ (1,019,148)	[3]	$ (822,286)	[3]

[1]	The total current portion of asset retirement obligation of $100 thousand at March 31, 2014 and 2013 is associated with assets held for sale.
[2]	The non-current portion of asset retirement obligation at March 31, 2014 and March 31, 2013, includes $173 thousand and $222 thousand, respectively, associated with assets held for sale.
[3]	The non-current portion of asset retirement obligation at December 31, 2013, includes $221 thousand associated with assets held for sale.